Offerings	Jun. 08, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit | $ / shares	16
Maximum Aggregate Offering Price	$ 1,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 165.72
Offering Note

1
1a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
1b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit | $ / shares	16
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 13,810
Offering Note

2	2a. See note 1a. 2b. See note 1b. 2c. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).